N-4	May 06, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	TRANSAMERICA LIFE INSURANCE CO
Entity Central Index Key	0001164098
Entity Investment Company Type	N-4
Document Period End Date	May 06, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Prospectus
Are There Ongoing Fees and Expenses?
Yes.
There is an implicit ongoing fee on the Index Account Options to the extent that your participation in Index gains is limited by either a Cap Rate, Participation Rate, or an Edge Rate or Edge+ Rate.  This means that your returns may be lower than the Index’s returns. In exchange for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
The table below describes the fees and expenses that you may pay each year, depending on the Allocation Accounts and optional benefits you choose. Please refer to your Policy specification page for information about the specific fees you will pay each year based on the options you have elected.
FEE TABLE EXPENSES AND ADJUSTMENTS APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE POLICY
	Annual Fee	Minimum	Maximum
	Base Contract	0.00%[1]	3.25%[2,3]
	Optional benefits available for an additional charge (for a single optional benefit, elected)	0.50%[4]	1.45%[5]
  Reflects the base GLWB (no optional step-up benefit). Also reflects the current annual service charge ($0 or 0%).
  Reflects the annualized fee percentage if you invest in an Index Account Option with a Growth Opportunity Type designated as “Credit Advantage.” The annualized fee is 1.25% (as a percentage of Policy Value allocated to that Index Account Option on the first day of   either (i) a new Crediting Period or (ii) the remaining Crediting Period after exercise of Early-Re-Entry). The Credit Advantage Fee is assessed at the end of the Crediting Period after the Index Credit. However, a portion of the Credit Advantage Fee will be due if taking a partial withdrawal of the Index Account Value before the end of the Crediting Period. Furthermore, if taking a full withdrawal of the Index Account Value before the end of the Crediting Period or exercising Performance Lock, the entire Credit Advantage Fee becomes due. (For example, if you select a 6-year Crediting Period, the total Credit Advantage Fee for that Crediting Period would be 7.50% (i.e., 1.25% x 6). If you were to take a full withdrawal of the Index Account Option Value or exercise Performance Lock after 1 year, you would still pay the full 7.50%.)
  Reflects a 2.00% service charge. The maximum annual service charge is the lesser of $50 or 2.00% (as a percentage of your Policy Value as of your Policy Anniversary, before the deduction of any fees or charges).
  The fee for the optional GMDB rider (as a percentage of the GMDB Benefit Base), applicable to Issue Ages 71-80. There is no charge for the GMDB rider for Issue Ages 0-70.
  Reflects the Guaranteed Lifetime Withdrawal Rider Fee Percentage that we are currently charging for the GLWB’s optional step-up benefit (as a percentage of the Withdrawal Base or Policy Value, whichever is greater)
Because your Policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Policy, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Policy, which could add surrender charges and negative Interim Value adjustments that substantially increase costs.

Lowest Annual Cost	Highest Annual Cost
$0	$4,038
Assumes:
  Investment of $100,000 in an Index Account Option
  5% annual appreciation
  No Credit Advantage
  No Step-up benefit for GLWB
  No optional benefits
  GMDB rider (Issue Age 0-70)
  No sales charges
  No additional premium payments, transfers, or withdrawals
  0% Interim Value adjustments for interim fee deductions

Assumes:
  Investment of $100,000 in an Index Account Option
  5% annual appreciation
  Credit Advantage
  Step-up benefit for GLWB
  Additional Death Benefit
  GMDB rider (Issue Age 71-80)
  No sales charges
  No additional premium payments, transfers, or withdrawals
  0% Interim Value adjustments for interim fee deductions

Ongoing Fees and Expenses [Table Text Block]	Yes.
There is an implicit ongoing fee on the Index Account Options to the extent that your participation in Index gains is limited by either a Cap Rate, Participation Rate, or an Edge Rate or Edge+ Rate.  This means that your returns may be lower than the Index’s returns. In exchange for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
The table below describes the fees and expenses that you may pay each year, depending on the Allocation Accounts and optional benefits you choose. Please refer to your Policy specification page for information about the specific fees you will pay each year based on the options you have elected.
FEE TABLE
EXPENSES AND ADJUSTMENTS
APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE POLICY
Annual Fee
Minimum
Maximum
Base Contract
0.00%[1]
3.25%[2,3]
Optional benefits available for an additional charge
(for a single optional benefit, elected)
0.50%[4]
1.45%[5]
  Reflects the base GLWB (no optional step-up benefit). Also reflects the current annual service charge ($0 or 0%).
  Reflects the annualized fee percentage if you invest in an Index Account Option with a Growth Opportunity Type designated as “Credit Advantage.” The annualized fee is 1.25% (as a percentage of Policy Value allocated to that Index Account Option on the first day of   either (i) a new Crediting Period or (ii) the remaining Crediting Period after exercise of Early-Re-Entry). The Credit Advantage Fee is assessed at the end of the Crediting Period after the Index Credit. However, a portion of the Credit Advantage Fee will be due if taking a partial withdrawal of the Index Account Value before the end of the Crediting Period. Furthermore, if taking a full withdrawal of the Index Account Value before the end of the Crediting Period or exercising Performance Lock, the entire Credit Advantage Fee becomes due. (For example, if you select a 6-year Crediting Period, the total Credit Advantage Fee for that Crediting Period would be 7.50% (i.e., 1.25% x 6). If you were to take a full withdrawal of the Index Account Option Value or exercise Performance Lock after 1 year, you would still pay the full 7.50%.)
  Reflects a 2.00% service charge. The maximum annual service charge is the lesser of $50 or 2.00% (as a percentage of your Policy Value as of your Policy Anniversary, before the deduction of any fees or charges).
  The fee for the optional GMDB rider (as a percentage of the GMDB Benefit Base), applicable to Issue Ages 71-80. There is no charge for the GMDB rider for Issue Ages 0-70.
  Reflects the Guaranteed Lifetime Withdrawal Rider Fee Percentage that we are currently charging for the GLWB’s optional step-up benefit (as a percentage of the Withdrawal Base or Policy Value, whichever is greater)
	Because your Policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Policy, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Policy, which could add surrender charges and negative Interim Value adjustments that substantially increase costs.
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	3.25%	[2],[3]
Optional Benefits Minimum [Percent]	0.50%	[4]
Optional Benefits Maximum [Percent]	1.45%	[5]
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost	Highest Annual Cost
$0	$4,038
Assumes:
  Investment of $100,000 in an Index Account Option
  5% annual appreciation
  No Credit Advantage
  No Step-up benefit for GLWB
  No optional benefits
  GMDB rider (Issue Age 0-70)
  No sales charges
  No additional premium payments, transfers, or withdrawals
  0% Interim Value adjustments for interim fee deductions

Assumes:
  Investment of $100,000 in an Index Account Option
  5% annual appreciation
  Credit Advantage
  Step-up benefit for GLWB
  Additional Death Benefit
  GMDB rider (Issue Age 71-80)
  No sales charges
  No additional premium payments, transfers, or withdrawals
  0% Interim Value adjustments for interim fee deductions

Lowest Annual Cost [Dollars]	$ 0
Highest Annual Cost [Dollars]	$ 4,038

[1]	Reflects the base GLWB (no optional step-up benefit). Also reflects the current annual service charge ($0 or 0%).
[2]	) Reflects a 2.00% service charge. The maximum annual service charge is the lesser of $50 or 2.00% (as a percentage of your Policy Value as of your Policy Anniversary, before the deduction of any fees or charges).
[3]	Reflects the annualized fee percentage if you invest in an Index Account Option with a Growth Opportunity Type designated as “Credit Advantage.” The annualized fee is 1.25% (as a percentage of Policy Value allocated to that Index Account Option on the first day of either (i) a new Crediting Period or (ii) the remaining Crediting Period after exercise of Early-Re-Entry). The Credit Advantage Fee is assessed at the end of the Crediting Period after the Index Credit. However, a portion of the Credit Advantage Fee will be due if taking a partial withdrawal of the Index Account Value before the end of the Crediting Period. Furthermore, if taking a full withdrawal of the Index Account Value before the end of the Crediting Period or exercising Performance Lock, the entire Credit Advantage Fee becomes due. (For example, if you select a 6-year Crediting Period, the total Credit Advantage Fee for that Crediting Period would be 7.50% (i.e., 1.25% x 6). If you were to take a full withdrawal of the Index Account Option Value or exercise Performance Lock after 1 year, you would still pay the full 7.50%.)
[4]	The fee for the optional GMDB rider (as a percentage of the GMDB Benefit Base), applicable to Issue Ages 71-80. There is no charge for the GMDB rider for Issue Ages 0-70.
[5]	Reflects the Guaranteed Lifetime Withdrawal Rider Fee Percentage that we are currently charging for the GLWB’s optional step-up benefit (as a percentage of the Withdrawal Base or Policy Value, whichever is greater) Because your Policy is customizable, the choices you make affect how much you will pay.